22 Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets - amortised cost
Cash and cash equivalents	£ 10,928	£ 2,343	£ 13,204	£ 17,608
Trade receivables	22	89	2,232
Other receivables	3,444	1,564	848
Total financial assets	13,575	2,901	15,901
Financial liabilities - amortised cost
Trade payables	725	286	2,271
Other payables	13		1,141
Accruals	1,765	1,025	3,090
Borrowings	6,082	1,252	6,546
Total financial liabilities - amortised cost	8,585	2,563	13,048
Financial liabilities - fair value through profit and loss - current
Equity settled derivative financial liability	£ 664			£ 400